CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (10,927)	$ (14,322)
Adjustments to reconcile net loss to cash (used) provided by operating activities:
Depreciation and amortization	3,341	3,178
Amortization of debt issuance costs	53	60
Impairment loss	0	7,500
Share-based compensation	24,535	151
Increase in fair value of liability classified warrants	(3,686)	0
Change in fair value of earnout liabilities	(24,891)	0
Deferred taxes	(1,242)	(1,344)
Gain on debt extinguishment	(4,957)	0
Bad debt recovery, net	(417)	4,233
Loss on disposal of property and equipment	0	60
Changes in operating assets and liabilities:
Accounts receivable	(2,195)	(6,763)
Inventories	(1,842)	(465)
Other receivables	(792)	5
Prepaid expenses	(9,091)	(1,386)
Other assets	(198)	(25)
Accrued expenses and other current liabilities	(3,084)	5,210
Income taxes payable	(1,012)	655
Accounts payable	2,916	3,758
Other non-current liabilities	809	3
Net cash and restricted cash (used in) provided by operating activities	(32,680)	508
Cash flows from investing activities:
Purchases of property and equipment	(2,847)	(1,194)
Purchases of intangible asset in practice acquisitions	(200)	0
Cash paid for practice acquisitions, net	(9,107)	(150)
Issuance of notes receivable	0	(7,500)
Net cash and restricted cash used in investing activities	(12,154)	(8,844)
Cash flows from financing activities:
Proceeds from recapitalization transaction, exclusive of transaction costs	333,946	0
Transaction costs related to the recapitalization transaction	(33,145)	0
Payments as a result of recapitalization transaction	(167,510)	0
Proceeds from issuance of long-term debt, net	0	12,493
Proceeds from financing of insurance payments	8,429	0
Payments made for financing of insurance payments	(409)	0
Payment of deferred consideration liability for acquisition	(50)	0
Principal payments on long-term debt	(7,219)	(281)
Principal payments on capital leases	(32)	(31)
Deferred offering costs	0	(343)
Exercise of common share options	0	50
Issuance of Legacy TOI preferred stock	20,000	0
Net cash and restricted cash (used in) provided by financing activities	154,010	11,888
Net (decrease) increase in cash and restricted cash	109,176	3,552
Cash and restricted cash at beginning of period	5,998	2,446
Cash and restricted cash at end of period	115,174	5,998
Supplemental disclosure of noncash investing and financing activities:
Reclassification of public warrant derivative liability related to the recapitalization transaction into equity	10,580	0
Fair value of net assets acquired as part of practice acquisitions, less cash	1,175	0
Deferred consideration as part of practice acquisitions	4,468	0
Supplemental disclosure of cash flow information:
Interest and principal forgiven from Paycheck Protection Program loans	4,957	0
Cash paid for:
Income taxes	1,727	207
Interest	$ 275	$ 227